UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--97.4%	Amount ($)		Value ($)

Massachusetts--78.6%

Berkshire Hills Regional School District
5%, 10/15/2015 (Insured; FSA)	1,390,000		1,508,247

Boston 5.75%, 2/1/2010	1,000,000	a	1,088,830

Boston Convention Center Act 1997,
Special Obligation
5%, 5/1/2016 (Insured; AMBAC)	2,000,000		2,134,160

Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) 5.875%, 4/1/2007
(LOC; Canadian Imperial Bank)	965,000		978,848

Boston Water and Sewer Commission, Revenue
5% 11/1/2020	2,000,000		2,140,620

Fall River:
5.25%, 6/1/2010 (Insured; MBIA)	1,000,000		1,036,880
5.25%, 2/1/2018 (Insured; FSA)	750,000		816,773

Holyoke Gas and Electric Department, Revenue
5.375%, 12/1/2015 (Insured; MBIA)	1,245,000		1,364,956

Lancaster 5%, 4/15/2019 (Insured; AMBAC)	515,000		550,854

Lawrence 5.50%, 2/1/2012 (Insured; AMBAC)	570,000		621,540

Massachusetts:
6%, 8/1/2010 (Insured; AMBAC)	1,500,000		1,658,895
Consolidated Loan
5%, 3/1/2019	1,640,000		1,749,831
Federal Highway:
5.50%, 12/15/2009	1,000,000		1,075,110
GAN 5.50%, 6/15/2014	1,000,000		1,062,340

Massachusetts Bay Transportation Authority:
Assessment Revenue 5.25%, 7/1/2014	1,000,000	a	1,107,200
General Transportation System
5.50%, 3/1/2012 (Insured; MBIA)	1,000,000		1,104,340

Massachusetts Developmental Finance Agency:
RRR (Semass Systems)
5.625%, 1/1/2014 (Insured; MBIA)	2,000,000		2,207,400
SWDR (Waste Management Inc.)
5.45%, 6/1/2014	1,500,000		1,603,770

Massachusetts Educational Financing Authority,
Education Loan Revenue:
5.70%, 7/1/2011 (Insured; AMBAC)	720,000		724,039
5%, 1/1/2013 (Insured; AMBAC)	1,440,000		1,464,998
5.125%, 12/1/2014 (Insured; MBIA)	690,000		691,359

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Berkshire Health Systems Issue)
5%, 10/1/2019 (Insured; Assured Guaranty)	1,500,000		1,585,275
(Hallmark Health System)
5.25%, 7/1/2010 (Insured; FSA)	2,055,000		2,157,524
(Harvard Pilgrim Health)
5.25%, 7/1/2011 (Insured; FSA)	1,675,000		1,745,869
(Healthcare System--Covenant Health)
6.50%, 7/1/2017	1,485,000		1,660,215
(Massachusetts Institute of Technology)
5%, 7/1/2023	1,155,000		1,284,695
(Partners Healthcare System):
5.125%, 7/1/2011 (Insured; MBIA)	1,000,000		1,032,560
5%, 7/1/2018	1,315,000		1,382,104
5%, 7/1/2021	1,000,000		1,056,530
(University of Massachusetts--Worcester Campus)
5.25%, 10/1/2014 (Insured; FGIC)	1,000,000		1,078,630

Massachusetts Housing Finance Agency
(Insured Construction Loan Notes)
3.15%, 6/1/2008 (Insured; FSA)	1,000,000		988,890

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue:
(Nuclear Project Number 4)
5.25%, 7/1/2014 (Insured; MBIA)	2,000,000		2,174,580
(Project Number 6)
5.25%, 7/1/2012 (Insured; MBIA)	1,810,000		1,970,294

Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program):
6%, 8/1/2009	285,000	a	311,405
6%, 8/1/2014	1,015,000		1,108,106

Massachusetts Water Resource Authority:
5.50%, 8/1/2011 (Insured; MBIA)	2,000,000		2,198,100
5.25%, 8/1/2021 (Insured; MBIA)	1,500,000		1,667,295

Mendon Upton Regional School District
5%, 6/1/2017 (Insured; MBIA)	2,625,000		2,839,331

New England Education Loan Marketing Corp.,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,042,150

Plymouth County, COP (Correctional Facility Project)
5.125%, 4/1/2013 (Insured; AMBAC)	2,000,000		2,131,200

Route 3 North Transportation Improvement Association, LR
5.75%, 6/15/2015 (Insured; MBIA)	1,500,000		1,633,590

Sandwich 5%, 7/15/2019 (Insured; MBIA)	1,580,000		1,713,147

Springfield, Municipal Purpose Loan
5%, 8/1/2018 (Insured; FGIC)	1,000,000		1,071,350

Triton Regional School District
5%, 4/1/2016 (Insured; FGIC)	1,420,000		1,518,676

Worcester 5.25%, 8/15/2016 (Insured; MBIA)	1,000,000		1,107,210

U.S. Related--18.8%

Childrens Trust Fund of Puerto Rico,
Tobacco Settlement Revenue:
5.75%, 7/1/2010	2,000,000	a	2,185,520
5.75%, 7/1/2010	2,000,000	a	2,185,520

Guam Economic Development Authority:
0/5%, 11/15/2007	860,000	b	789,841
Tobacco Settlement 0/5.40%, 11/15/2007	350,000	b	317,671

Guam Government, LOR (Infrastructure Improvement)
5%, 11/1/2012 (Insured; AMBAC)	1,000,000	1,047,040

Puerto Rico Commonwealth:
5.25%, 7/1/2014 (Insued; FSA)	1,000,000	1,110,270
5.25%, 7/1/2023	1,000,000	1,050,560

Puerto Rico Electric Power Authority, Power Revenue
5.50%, 7/1/2008	1,000,000	1,042,820

Puerto Rico Municipal Finance Agency
5%, 7/1/2009 (Insured; FSA)	1,725,000	1,792,413

Virgin Islands Public Finance Authority, Revenue:
Gross Receipts Taxes Loan:
5.625%, 10/1/2010	880,000	917,664
5.25%, 10/1/2021 (Insured; FSA)	1,000,000	1,095,740
Subordinated Lien 5.875%, 10/1/2018	500,000	528,860

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011	1,000,000	1,042,160

Total Long-Term Municipal Investments
(cost $75,733,623)		78,255,795

Short-Term Municipal Investment--1.3%

Massachusetts Water Resources Authority,
Multi-Modal Subordinated General Revenue
	3.75% (LOC; Landesbank Hessen-Thuringen Girozentrale)
(cost $1,035,000)	1,035,000 c	1,035,000

Total Investments (cost $76,768,623)	98.7%	79,290,795

Cash and Receivables (Net)	1.3%	1,056,515

Net Assets	100.0%	80,347,310

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
d	At December 31, 2005, 28.3% of the fund's net assets are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)